Consolidated statements of cash flows - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities of continuing operations
Net income/(loss)	SFr (2,707)	SFr (2,945)	SFr 2,324
(Income)/loss from discontinued operations, net of tax	0	0	(102)
Income/(loss) from continuing operations	(2,707)	(2,945)	2,222
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	937	4,889	1,285
Provision for credit losses	252	324	186
Deferred tax provision/(benefit)	(193)	32	684
Share of net income/(loss) from equity method investments	(65)	(134)	134
Trading assets and liabilities, net	21,100	26,245	(5,513)
(Increase)/decrease in other assets	9,611	11,395	6,062
Increase/(decrease) in other liabilities	(1,255)	(22,805)	(23,876)
Other, net	(905)	(1,933)	1,196
Total adjustments	29,482	18,013	(19,842)
Net cash provided by/(used in) operating activities of continuing operations	26,775	15,068	(17,620)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	117	349	275
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(7,056)	36,964	11,685
Purchase of investment securities	(88)	(376)	(1,060)
Proceeds from sale of investment securities	14	19	930
Maturities of investment securities	363	908	340
Investments in subsidiaries and other investments	(1,403)	(594)	(1,264)
Proceeds from sale of other investments	1,737	1,938	1,553
(Increase)/decrease in loans	(3,745)	(5,446)	(23,604)
Proceeds from sale of loans	2,468	1,579	1,255
Capital expenditures for premises and equipment and other intangible assets	(1,164)	(1,102)	(1,056)
Proceeds from sale of premises and equipment and other intangible assets	55	13	1
Other, net	749	409	606
Net cash provided by/(used in) investing activities of continuing operations	(7,953)	34,661	(10,339)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	10,267	(29,149)	26,040
Increase/(decrease) in short-term borrowings	6,594	(18,148)	3,509
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,525)	(22,149)	(31,001)
Issuances of long-term debt	52,984	77,858	74,159
Repayments of long-term debt	(47,132)	(49,365)	(36,471)
Issuances of common shares	725	6,035	297
Sale of treasury shares	16,167	18,752	9,394
Repurchase of treasury shares	(16,197)	(19,761)	(10,197)
Dividends paid/capital repayments	(493)	(427)	(1,252)
Other, net	377	186	(1,192)
Net cash provided by/(used in) financing activities of continuing operations	8,767	(36,168)	33,286
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	1,244	(582)	5,790
Net cash provided by/(used in) discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	0	(460)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	28,833	12,979	10,657
Cash and due from banks at beginning of period	92,328	79,349	68,692
Cash and due from banks at end of period	121,161	92,328	79,349
Cash paid for income taxes and interest
Cash paid for income taxes	662	1,010	1,502
Cash paid for interest	9,136	10,208	9,527
Assets and liabilities sold in business divestitures
Assets sold	425	35	687
Liabilities sold	383	7	1,084
Assets acquired and liabilities assumed in business acquisitions
Fair value of assets acquired	0	3	143
Fair value of liabilities assumed	0	0	29
Bank
Operating activities of continuing operations
Net income/(loss)	(3,125)	(3,377)	1,764
(Income)/loss from discontinued operations, net of tax	0	0	(102)
Income/(loss) from continuing operations	(3,125)	(3,377)	1,662
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	926	4,879	1,276
Provision for credit losses	216	276	125
Deferred tax provision/(benefit)	(233)	2	619
Share of net income/(loss) from equity method investments	(12)	(101)	147
Trading assets and liabilities, net	21,218	26,141	(5,096)
(Increase)/decrease in other assets	9,740	11,367	6,483
Increase/(decrease) in other liabilities	(1,019)	(22,312)	(24,146)
Other, net	(911)	(1,950)	730
Total adjustments	29,925	18,302	(19,862)
Net cash provided by/(used in) operating activities of continuing operations	26,800	14,925	(18,200)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	1,858	(929)	(727)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,958)	36,578	11,677
Purchase of investment securities	(88)	(376)	(1,060)
Proceeds from sale of investment securities	14	19	118
Maturities of investment securities	271	887	187
Investments in subsidiaries and other investments	(1,345)	(555)	(1,228)
Proceeds from sale of other investments	1,693	1,895	1,519
(Increase)/decrease in loans	(5,353)	(3,941)	(23,690)
Proceeds from sale of loans	2,468	1,579	1,255
Capital expenditures for premises and equipment and other intangible assets	(1,155)	(1,087)	(1,043)
Proceeds from sale of premises and equipment and other intangible assets	55	13	1
Other, net	676	402	601
Net cash provided by/(used in) investing activities of continuing operations	(7,864)	34,485	(12,390)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	9,865	(28,757)	27,137
Increase/(decrease) in short-term borrowings	6,594	(18,148)	3,509
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,525)	(22,149)	(31,001)
Issuances of long-term debt	51,956	76,883	74,150
Repayments of long-term debt	(46,616)	(48,919)	(37,871)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(10)	(10)	(84)
Other, net	1,040	4,789	(488)
Net cash provided by/(used in) financing activities of continuing operations	8,304	(36,311)	35,352
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	1,212	(578)	5,617
Net cash provided by/(used in) discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	0	(460)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	28,452	12,521	9,919
Cash and due from banks at beginning of period	90,521	78,000	68,081
Cash and due from banks at end of period	118,973	90,521	78,000
Cash paid for income taxes and interest
Cash paid for income taxes	611	946	1,455
Cash paid for interest	9,059	10,158	9,419
Assets and liabilities sold in business divestitures
Assets sold	425	35	687
Liabilities sold	383	7	1,084
Assets acquired and liabilities assumed in business acquisitions
Fair value of assets acquired	0	3	143
Fair value of liabilities assumed	SFr 0	SFr 0	SFr 29